Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net earnings	$ 622.3	$ 400.5	$ 192.6
Other comprehensive income:
Amounts reclassified to net earnings during the period relating to cash flow hedging instruments (note 24(c))	1.0	1.2	1.3
Comprehensive income	$ 623.3	$ 401.7	$ 193.9